Disclosure of number and weighted average exercise prices of other equity instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Deferred Share Unit [Member]
Statement [Line Items]
Number of units granted during the year	130,964	130,964	231,867	231,867
Weighted average price (C$/unit)		$ 8.59		$ 5.81
Expenses (recovery) recognized during the year related to the grant of deferred share units, as well as mark-to-market adjustments	$ 2,982		$ 2,111
Payments made during the year	$ 638		$ 1,078
Restricted Share Unit [Member]
Statement [Line Items]
Number of restricted share units, beginning of year	3,492,408	3,492,408	1,943,507	1,943,507
Number of units granted during the year	987,194	987,194	2,576,957	2,576,957
Credits for dividends	8,156	8,156	14,776	14,776
Number of units forfeited during the year	(201,946)	(201,946)	(133,329)	(133,329)
Number of units vested	(880,099)	(880,099)	(909,503)	(909,503)
Number of restricted share units, end of year	3,405,713	3,405,713	3,492,408	3,492,408
Weighted average price (C$/unit)		$ 10.60		$ 4.01
Expenses (recovery) recognized during the year related to the grant of deferred share units, as well as mark-to-market adjustments	$ 12,937		$ 7,776
Payments made during the year	$ 5,491		$ 2,736